Equity - Additional Information (Details) $ in Thousands, ₩ in Millions				12 Months Ended
	Oct. 24, 2024 KRW (₩)	Aug. 14, 2024 KRW (₩) shares	Jul. 23, 2024 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2024 USD ($)	Jan. 01, 2023 KRW (₩)	[1]
Hybrid Securities [Line Items]
Hybrid securities				₩ 5,082,578		₩ 5,032,803	[1]	$ 3,439,147	₩ 4,434,251
Purchase of treasury shares				820,000	$ 554,856	₩ 571,745
Sale or issue of treasury shares				238,575	$ 161,432
Board of Directors
Hybrid Securities [Line Items]
Purchase of treasury shares	₩ 100,000		₩ 400,000
Resolution of Board of Directors July 25, 2023
Hybrid Securities [Line Items]
Number of treasury stock shares retired | shares		5,584,514
Sale or issue of treasury shares		₩ 300,000
Resolution of Board of Directors February 7, 2024
Hybrid Securities [Line Items]
Number of treasury stock shares retired | shares		4,398,135
Sale or issue of treasury shares		₩ 320,000
Kookmin Bank
Hybrid Securities [Line Items]
Hybrid securities				1,065,613
KB Securities Co., Ltd.
Hybrid Securities [Line Items]
Hybrid securities				232,647
KB Life Insurance Co Ltd [Member]
Hybrid Securities [Line Items]
Hybrid securities				49,800
KB Kookmin Card Co Ltd [Member]
Hybrid Securities [Line Items]
Hybrid securities				249,150
KB Real Estate Trust Co., Ltd [Member]
Hybrid Securities [Line Items]
Hybrid securities				₩ 19,993

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.